Expense Example	Calvert International Responsible Index Fund Class A 1 Year	Calvert International Responsible Index Fund Class A 3 Years	Calvert International Responsible Index Fund Class A 5 Years	Calvert International Responsible Index Fund Class A 10 Years	Calvert International Responsible Index Fund Class I 1 Year	Calvert International Responsible Index Fund Class I 3 Years	Calvert International Responsible Index Fund Class I 5 Years	Calvert International Responsible Index Fund Class I 10 Years	Calvert International Responsible Index Fund Class R6 1 Year	Calvert International Responsible Index Fund Class R6 3 Years	Calvert International Responsible Index Fund Class R6 5 Years	Calvert International Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class C 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 10 Years
USD ($)	528	663	810	1,237	30	117	213	494	27	108	197	457	523	645	779	1,169	226	415	725	1,398	25	99	181	421	19	83	153	358	523	656	801	1,222	25	110	204	478	22	100	187	441	523	652	792	1,201	25	106	195	455	19	90	167	393	523	662	814	1,254	25	117	217	512	20	104	195	463